Income tax and social contribution (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Liabilities [Abstract]
Timing differences of depreciation - finance leasing	R$ 242,571	R$ 283,231
Adjustment to market value of securities	1,200,453	1,215,588
Judicial deposit and others	4,355,929	4,508,776
Total	R$ 5,798,953	R$ 6,007,595